Caritas All-Cap Growth Fund
Caritas All-Cap Growth Fund
INVESTMENT OBJECTIVE
The Caritas All-Cap Growth Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Caritas All-Cap Growth Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 30 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Caritas All-Cap Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.77%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		3.35%
Fee Waiver and/or Expense Limitation	[2]	1.32%
Net Annual Fund Operating Expenses		2.03%
[1]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.45%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 1.70% to the extent the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Caritas All-Cap Growth Fund	769	1,430	2,113	3,922

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 60.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Fund's investment advisor, CV Investment Advisors, LLC (the "Advisor"), believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund's long positions in equity securities through investments in "short" exchanged traded funds ("ETFs").  A "short" ETF is an investment company that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market ("Universe").  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund's portfolio more actively if market conditions warrant.

The Fund typically holds 25-40 equity investments at any one time.  However, from time to time, the Fund may hold more or less than this number.  When selecting equity securities for the Fund, the Advisor looks for some of the following characteristics:

•	Stocks with per share prices above $5.00.
•	Stocks with average daily trading volumes of at least 100,000 during prior year.
•	Projected earnings growth greater than the S&P 500 Index.
•
Stocks that the Advisor believes have upside potential that is three or more times greater than the stock's downside risk based on the Advisor's research.  The Advisor typically looks for stocks whose current price-to- book ratio is below its 5-year average and whose price-to-forward earnings ratio relative to the S&P 500 index is below historical average.

The Advisor will typically choose ETFs that directly hold short positions in a broad index of securities of which the Fund's portfolio securities may be a part.  The Advisor will typically sell a security held by the Fund when the security reaches a price target (floor or ceiling) as determined by the Advisor, the fundamentals of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Risks Related to Investing in Other Investment Companies.  The Fund's investment strategy may involve investing in other investment companies, such as ETFs.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such closed-end funds and also may be higher than other funds that invest directly in securities.  The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase.  Furthermore, investing in other investment companies may affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Short Sales Risk.  The Fund may invest in ETFs that sell equity securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.  The ETF will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender any dividend or interest that accrues on the security during the period of the loan.  Short selling thus results in higher transaction costs, which reduces the ETF's return.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

PERFORMANCE INFORMATION
The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/925.htm.

Calendar Year Returns

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	11.46%	Quarter ended December 31, 2010
Lowest return for a quarter	-18.82%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	15.58%	Quarter ended June 30, 2013

 Sales loads are not reflected in the chart and table above.  If these amounts were reflected, returns would be less than those shown.

Average Annual Total Returns Periods Ended December 31, 2012 (returns with maximum sales charge)
Average Annual Total Returns -	Past 1 Year	Since Inception		Inception Date
Caritas All-Cap Growth Fund	5.69%	5.94%	[1]	Jan. 04, 2012
Caritas All-Cap Growth Fund After taxes on distributions	5.63%	5.77%	[1]
Caritas All-Cap Growth Fund After taxes on distributions and sale of shares	4.63%	4.87%	[1]
Caritas All-Cap Growth Fund Russell 3000 Growth Index (reflects no deductions for fees and expenses)	15.21%	11.50%	[1]
[1]	The Fund began operating on January 4, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.